Condensed Financial Information of the Parent Company (Details) - Schedule of Parent Company Statements of Income and Comprehensive Income - Parent [Member] - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Operating costs and expenses:
General and administrative expenses	$ (134,141)	$ (384,214)	$ (1,177,869)
Other income (expenses):
Income (loss) from short-term investments	38,530	(470,477)	239,549
Other expenses	(730)	(420)	(60,751)
Equity in earnings of subsidiaries	(6,066,720)	(7,881,455)	12,319,023
Net (loss) income	(6,163,061)	(8,736,566)	11,319,952
Foreign currency translation adjustments	(746,561)	(3,755,464)	1,193,369
Comprehensive (loss) income attributable to the Company	$ (6,909,622)	$ (12,492,030)	$ 12,513,321